Submission	Apr. 27, 2026
Submission [Line Items]
Central Index Key	0002114227
Registrant Name	Churchill Capital Corp XII
Registration File Number	333-294851
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A